Loans (Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 10,837	¥ 23,856
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	10,837	19,268
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	383	2,006
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	390	70
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	714	2,561
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	6,700	13,396
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	409	201
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment		130
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 2,241	904
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment		¥ 4,588